Property and Equipment	9 Months Ended
Sep. 30, 2013
Property And Equipment
Property and Equipment	5. Property and Equipment
	Cost $	Accumulated depreciation $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

Computer equipment	2,011	329	1,682	—